SUBSEQUENT EVENTS (Detail Textuals 3) (USD $)	12 Months Ended	0 Months Ended		1 Months Ended
	Sep. 30, 2011	Oct. 14, 2013 Subsequent Event	Dec. 19, 2012 Subsequent Event	Nov. 30, 2012 Subsequent Event Incentive Stock Plan 2005 Non-employee board of director members
Subsequent Event [Line Items]
Granted	15,000,000	33,333		34,989
Exercise price of options				$ 10.79
Exercisable period of options				5 years
Vesting period of options issued		5 years		1 year
Grant award money for Rapid Growth and Expansion Project			$ 229,957